CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $)	Total	Equity Shares [Member]	Additional Paid In Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated deficit [Member]	Treasury Stock [Member]
Balance at Mar. 31, 2011	$ 54,102,191	$ 1,735,105	$ 128,827,344	$ (3,436,985)	$ (68,596,668)	$ (4,426,605)
Balance (in shares) at Mar. 31, 2011		14,615,800				(1,015,000)
Stock-based compensation	787,874		787,874
Net loss	(7,677,245)				(7,677,245)
Foreign currency translation adjustment	(5,841,093)			(5,841,093)
Stock option exercised	1,364,677	21,621	1,343,056
Stock option exercised (in shares)		194,378
Balance at Mar. 31, 2012	42,736,404	1,756,726	130,958,274	(9,278,078)	(76,273,913)	(4,426,605)
Balance (in shares) at Mar. 31, 2012		14,810,178				(1,015,000)
Stock-based compensation	756,090		756,090
Net loss	(11,432,223)				(11,432,223)
Foreign currency translation adjustment	(2,254,312)			(2,254,312)
Balance at Mar. 31, 2013	29,805,959	1,756,726	131,714,364	(11,532,390)	(87,706,136)	(4,426,605)
Balance (in shares) at Mar. 31, 2013		14,810,178				(1,015,000)
Stock-based compensation	481,563		481,563
Net loss	(7,471,406)				(7,471,406)
Foreign currency translation adjustment	(2,857,261)			(2,857,261)
Balance at Mar. 31, 2014	$ 19,958,855	$ 1,756,726	$ 132,195,927	$ (14,389,651)	$ (95,177,542)	$ (4,426,605)
Balance (in shares) at Mar. 31, 2014		14,810,178				(1,015,000)